Schedule of investments
Nomura Smid Cap Core Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.57%♣
Communication Services — 2.68%
IMAX †	101,079	$ 3,735,880
Nexstar Media Group	9,739	1,977,504
Omnicom Group	29,948	2,418,301
Yelp †	48,574	1,476,164
		9,607,849
Consumer Discretionary — 8.85%
Aramark	75,754	2,792,292
BorgWarner	60,767	2,738,161
Brinker International †	15,378	2,207,051
Dick's Sporting Goods	22,595	4,473,132
KB Home	23,426	1,321,461
La-Z-Boy	42,593	1,587,441
Life Time Group Holdings †	97,772	2,598,780
Malibu Boats Class A †	34,511	973,555
Steven Madden	57,059	2,375,937
Taylor Morrison Home †	25,352	1,492,472
Texas Roadhouse	20,218	3,356,188
Toll Brothers	20,160	2,726,035
YETI Holdings †	70,663	3,121,185
		31,763,690
Consumer Staples — 3.28%
BJ's Wholesale Club Holdings †	42,926	3,864,628
Casey's General Stores	11,538	6,377,168
J & J Snack Foods	16,859	1,523,548
		11,765,344
Energy — 3.90%
Expand Energy	36,923	4,074,822
International Seaways	21,737	1,055,331
Liberty Energy	227,346	4,196,807
Permian Resources	331,214	4,646,933
		13,973,893
Financials — 16.50%
Ally Financial	98,548	4,463,239
Axis Capital Holdings	60,486	6,477,446
East West Bancorp	71,216	8,003,966
Essent Group	47,822	3,108,908
Hamilton Lane Class A	32,228	4,328,543
Old National Bancorp	194,912	4,348,487
Reinsurance Group of America	23,958	4,874,495
SouthState Bank	48,880	4,600,097
Stifel Financial	40,940	5,126,507
Webster Financial	106,331	6,692,473
WSFS Financial	59,817	3,304,291
Zions Bancorp	66,112	3,870,196
		59,198,648
Healthcare — 13.93%
Amicus Therapeutics †	132,476	1,886,458
Axsome Therapeutics †	23,855	4,356,877
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Bio-Techne	39,193	$ 2,304,940
Blueprint Medicines =, †	23,060	0
Encompass Health	31,425	3,335,450
Exact Sciences †	29,124	2,957,833
Glaukos †	20,877	2,357,222
Halozyme Therapeutics †	49,355	3,321,592
Insmed †	33,536	5,836,605
Inspire Medical Systems †	14,475	1,335,029
Lantheus Holdings †	27,535	1,832,454
Ligand Pharmaceuticals †	21,808	4,123,239
Natera †	14,724	3,373,121
Neurocrine Biosciences †	27,376	3,882,738
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
Repligen †	18,111	2,967,669
Supernus Pharmaceuticals †	59,124	2,938,463
TransMedics Group †	19,951	2,427,039
Ultragenyx Pharmaceutical †	31,668	728,364
		49,965,093
Industrials — 22.81%
ABM Industries	51,829	2,192,367
API Group †	53,278	2,038,416
Applied Industrial Technologies	11,215	2,879,676
Arcosa	35,501	3,774,466
Atkore	8,287	524,153
Bloom Energy Class A †	6,040	524,816
Boise Cascade	28,858	2,123,949
Carlisle	4,398	1,406,744
Carpenter Technology	7,436	2,341,150
Casella Waste Systems Class A †	26,218	2,567,791
Clean Harbors †	14,680	3,442,166
ExlService Holdings †	104,199	4,422,206
Federal Signal	38,622	4,193,963
FTAI Aviation	6,557	1,290,745
Gates Industrial †	101,372	2,176,457
Graco	33,734	2,765,176
Kadant	7,508	2,139,930
KBR	53,291	2,142,298
Kirby †	38,370	4,227,607
Knight-Swift Transportation Holdings	54,358	2,841,836
Lincoln Electric Holdings	20,548	4,924,123
nVent Electric	10,200	1,040,094
Quanta Services	4,378	1,847,779
Regal Rexnord	18,870	2,647,838
Saia †	3,642	1,189,186
SPX Technologies †	11,103	2,221,266
Tecnoglass	20,813	1,047,310
NQ- IV065 [1225] 0226 (5191660)    1

Schedule of investments
Nomura Smid Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Tetra Tech	87,507	$ 2,934,985
UL Solutions Class A	25,210	1,988,061
WESCO International	19,258	4,711,277
WillScot Holdings	89,068	1,677,150
XPO †	12,512	1,700,506
Zurn Elkay Water Solutions	83,713	3,891,817
		81,837,304
Information Technology — 13.87%
ASGN †	29,992	1,444,715
Astera Labs †	19,024	3,164,833
Box Class A †	53,558	1,601,920
Coherent †	43,988	8,118,865
Dynatrace †	54,340	2,355,096
Guidewire Software †	26,439	5,314,503
MACOM Technology Solutions Holdings †	30,776	5,271,313
Procore Technologies †	33,287	2,421,296
PTC †	9,973	1,737,396
Q2 Holdings †	40,931	2,953,581
Rubrik Class A †	16,120	1,232,858
Semtech †	92,665	6,828,484
Silicon Laboratories †	19,860	2,595,702
SPS Commerce †	6,911	615,977
Varonis Systems †	73,869	2,422,903
Workiva †	19,293	1,664,021
		49,743,463
Materials — 3.29%
Kaiser Aluminum	29,336	3,369,533
Minerals Technologies	62,376	3,801,817
Reliance	15,978	4,615,565
		11,786,915
Real Estate — 6.42%
Brixmor Property Group	132,077	3,463,059
Camden Property Trust	37,962	4,178,857
First Industrial Realty Trust	70,683	4,048,015
Healthpeak Properties	151,373	2,434,078
Jones Lang LaSalle †	10,674	3,591,481
Kite Realty Group Trust	133,043	3,189,041
Terreno Realty	36,391	2,136,515
		23,041,046
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 2.04%
Black Hills	49,054	$ 3,405,329
Spire	47,130	3,897,651
		7,302,980
Total Common Stocks (cost $252,799,867)		349,986,225

Short-Term Investments — 2.44%
Money Market Mutual Funds — 2.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	2,189,190	2,189,190
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	2,189,189	2,189,189
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	2,189,190	2,189,190
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	2,189,188	2,189,188
Total Short-Term Investments (cost $8,756,757)		8,756,757

Total Value of Securities—100.01% (cost $261,556,624)		358,742,982
Liabilities Net of Receivables and Other Assets—(0.01%)		(26,454)
Net Assets Applicable to 18,296,053 Shares Outstanding—100.00%		$358,716,528
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV065 [1225] 0226 (5191660)